Supplemental information (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental information
Summary of changes in non-working capital

Changes in non-cash working capital was comprised of the following:

	Year Ended
	Dec 31, 2024	Dec 31, 2023
Changes in:
Accounts receivable	(55,567)	130,725
Crude oil inventory	16,639	(37,676)
Prepaid expenses	(3,090)	76,452
Accounts payable and accrued liabilities	45,040	(101,074)
Income taxes payable	(185,030)	(42,953)
Dividends payable	2,294	3,169
Working capital assumed in acquisitions	—	(109,134)
Foreign exchange	9,985	7
Changes in non-cash working capital	(169,729)	(80,484)

Changes in non-cash operating working capital	(182,698)	(61,117)
Changes in non-cash investing working capital	10,213	(19,367)
Changes in non-cash financing working capital	2,756	—
Changes in non-cash working capital	(169,729)	(80,484)

Schedule of components of cash and cash equivalents

Cash and cash equivalents was comprised of the following:

	As at
	Dec 31, 2024	Dec 31, 2023
Cash on deposit with financial institutions	124,938	140,795
Guaranteed investment certificates	6,792	661
Cash and cash equivalents	131,730	141,456

Summary of wages and benefits

Wages and benefits included in operating expenses and general and administration expenses were:

	Year Ended
	Dec 31, 2024	Dec 31, 2023
Operating expense	92,062	87,418
General and administration expense	73,817	61,550
Wages and benefits	165,879	148,968

Summary of contractual obligations and commitments

As at December 31, 2024, Vermilion had the following contractual obligations and commitments:

($M)	Less than 1 year	1 - 3 years	3 - 5 years	After 5 years	Total
Long-term debt(1)	448,303	79,140	79,140	595,345	1,201,928
Lease obligations(2)	33,527	38,315	32,665	49,010	153,517
Processing and transportation agreements	59,431	93,441	113,089	759,853	1,025,814
Purchase obligations	29,318	16,391	369	418	46,496
Drilling and service agreements	32,691	22,259	—	—	54,950
Total contractual obligations and commitments	603,270	249,546	225,263	1,404,626	2,482,705
(1)	Includes interest on senior unsecured notes.
(2)	Includes undiscounted IFRS 16 - Leases obligations of $89.9 million as at December 31, 2024, surface lease rental commitments of $61.9 million and other of $1.6 million that are not considered leases under IFRS 16 and are not represented on the balance sheet.
(3)	Commitments denominated in foreign currencies have been translated using the related spot rates on December 31, 2024.

Summary of outstanding risk management positions

The following tables summarize Vermilion’s outstanding risk management positions as at December 31, 2024:

				Weighted		Weighted		Weighted		Weighted	Daily	Weighted
			Daily	Average	Daily	Average	Daily	Average	Daily	Average	Bought	Average
			Bought Put	Bought Put	Sold Call	Sold Call	Sold Put	Sold Put	Sold Swap	Sold Swap	Swap	Bought
	Unit	Currency	Volume	Price	Volume	Price	Volume	Price	Volume	Price	Volume	Swap Price
Dated Brent
Q1 2025	bbl	USD	—	—	—	—	—	—	4,000	73.25	—	—
WTI
Q1 2025	bbl	USD	—	—	—	—	—	—	8,000	73.11	—	—
Q2 2025	bbl	USD	—	—	—	—	—	—	3,000	68.72	—	—
AECO
Q1 2025	mcf	CAD	4,739	3.17	4,739	4.22	—	—	23,695	3.89	—	—
Q2 2025	mcf	CAD	4,739	3.17	4,739	4.22	—	—	23,695	3.89	—	—
Q3 2025	mcf	CAD	4,739	3.17	4,739	4.22	—	—	23,695	3.89	—	—
Q4 2025	mcf	CAD	4,739	3.17	4,739	4.22	—	—	39,407	3.55	—	—
Q1 2026	mcf	CAD	4,739	3.17	4,739	4.22	—	—	47,391	3.46	—	—
Q2 2026	mcf	CAD	4,739	3.17	4,739	4.22	—	—	47,391	3.46	—	—
Q3 2026	mcf	CAD	4,739	3.17	4,739	4.22	—	—	47,391	3.46	—	—
Q4 2026	mcf	CAD	4,739	3.17	4,739	4.22	—	—	47,391	3.46	—	—
Q1 2027	mcf	CAD	—	—	—	—	—	—	23,695	3.03	—	—
Q2 2027	mcf	CAD	—	—	—	—	—	—	23,695	3.03	—	—
Q3 2027	mcf	CAD	—	—	—	—	—	—	23,695	3.03	—	—
Q4 2027	mcf	CAD	—	—	—	—	—	—	23,695	3.03	—	—
AECO Basis (AECO less NYMEX Henry Hub)
Q1 2025	mcf	USD	—	—	—	—	—	—	10,000	(1.15)	—	—
Q2 2025	mcf	USD	—	—	—	—	—	—	10,000	(1.15)	—	—
Q3 2025	mcf	USD	—	—	—	—	—	—	10,000	(1.15)	—	—
Q4 2025	mcf	USD	—	—	—	—	—	—	10,000	(1.15)	—	—
NYMEX Henry Hub
Q1 2025	mcf	USD	24,000	3.50	24,000	4.49	—	—	10,000	3.20	—	—
Q2 2025	mcf	USD	24,000	3.50	24,000	4.49	—	—	10,000	3.20	—	—
Q3 2025	mcf	USD	24,000	3.50	24,000	4.49	—	—	10,000	3.20	—	—
Q4 2025	mcf	USD	24,000	3.50	24,000	4.49	—	—	10,000	3.20	—	—
Q1 2026	mcf	USD	24,000	3.50	24,000	4.49	—	—	—	—	—	—
Q2 2026	mcf	USD	24,000	3.50	24,000	4.49	—	—	—	—	—	—
Q3 2026	mcf	USD	24,000	3.50	24,000	4.49	—	—	—	—	—	—
Q4 2026	mcf	USD	24,000	3.50	24,000	4.49	—	—	—	—	—	—
Q1 2027	mcf	CAD	—	—	—	—	—	—	24,000	3.76	—	—
Q2 2027	mcf	CAD	—	—	—	—	—	—	24,000	3.76	—	—
Q3 2027	mcf	CAD	—	—	—	—	—	—	24,000	3.76	—	—
Q4 2027	mcf	CAD	—	—	—	—	—	—	24,000	3.76	—	—

				Weighted		Weighted		Weighted		Weighted	Daily	Weighted
			Daily	Average	Daily	Average	Daily	Average	Daily	Average	Bought	Average
			Bought Put	Bought Put	Sold Call	Sold Call	Sold Put	Sold Put	Sold Swap	Sold Swap	Swap	Bought
	Unit	Currency	Volume	Price	Volume	Price	Volume	Price	Volume	Price	Volume	Swap Price
TTF
Q1 2025	mcf	EUR	19,654	10.21	19,654	14.93	13,512	4.69	39,308	14.52	—	—
Q2 2025	mcf	EUR	22,111	8.31	22,111	12.88	22,111	4.01	24,567	12.99	—	—
Q3 2025	mcf	EUR	22,111	8.31	22,111	12.88	22,111	4.01	24,567	12.99	—	—
Q4 2025	mcf	EUR	31,938	8.05	31,938	12.50	31,938	3.67	20,882	11.87	—	—
Q1 2026	mcf	EUR	24,567	7.39	24,567	11.66	24,567	3.02	20,882	11.87	—	—
Q2 2026	mcf	EUR	24,567	7.39	24,567	11.66	24,567	3.02	18,426	9.60	—	—
Q3 2026	mcf	EUR	24,567	7.39	24,567	11.66	24,567	3.02	18,426	9.60	—	—
Q4 2026	mcf	EUR	28,253	7.43	28,253	11.66	28,253	2.93	4,913	8.54	—	—
Q1 2027	mcf	EUR	28,253	7.43	28,253	11.66	28,253	2.93	4,913	8.54	—	—
THE
Q1 2025	mcf	EUR	—	—	—	—	—	—	2,457	14.95	—	—
Q2 2025	mcf	EUR	—	—	—	—	—	—	2,457	14.95	—	—
Q3 2025	mcf	EUR	—	—	—	—	—	—	2,457	14.95	—	—

VET Equity Swaps		Initial Share Price		Share Volume
Swap	Jan 2020 - Apr 2025	20.9788	CAD	2,250,000
Swap	Jan 2020 - Jul 2025	22.4587	CAD	1,500,000

Foreign			Monthly Bought Put		Weighted Average	Monthly Sold Call		Weighted Average	Monthly Sold Swap	Weighted Average
Exchange		Period	Amount		Bought Put Price	Amount		Sold Call Price	Amount	Sold Swap Price
Collar	Sell USD, Buy CAD	Jan 2025 - Jun 2025	5,000,000	USD	1.3740	5,000,000	USD	1.4551	—	—
Collar	Sell USD, Buy CAD	Jan 2025 - Dec 2025	12,500,000	USD	1.3637	12,500,000	USD	1.4133	—	—

Summary of sold option instruments counterparties

The following sold option instruments allow the counterparties, at the specified date, to enter into a derivative instrument contract with Vermilion at the detailed terms:

					Weighted		Weighted		Weighted		Weighted
			Option	Daily	Average	Daily	Average	Daily	Average	Daily Sold	Average
			Expiration	Bought Put	Bought Put	Sold Call	Sold Call	Sold Put	Sold Put	Swap	Sold Swap
Period if Option Exercised	Unit	Currency	Date	Volume	Price	Volume	Price	Volume	Price	Volume	Price
TTF
Apr 2025 - Mar 2027	mcf	EUR	31-Mar-2025	—	—	—	—	—	—	2,457	10.99